Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2017
Other Current Assets [Abstract]
Other Current Assets	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2017	December 31, 2016
Prepaid expenses	454	684
Insurance claims	229	-
Other	72	405
Total	755	1,089